Significant accounting policies - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Nov. 01, 2019	Oct. 01, 2019	Jun. 30, 2019	Jan. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Year 1	$ 2,115
Year 2	1,138
Year 3	688
Year 4	659
Year 5	642
Thereafter	5,195
Total	10,437
Finance Lease, Liability, Payment, Due [Abstract]
Year 1	539
Year 2	537
Year 3	537
Year 4	537
Year 5	537
Thereafter	$ 318
Weighted-average discount rate, finance lease (percent)	6.45%
Weighted-average remaining term, finance lease	5 years 6 months 18 days
Right of use asset		$ 1,316			$ 8,295
Lease liabilities (note 1(q))	$ 9,695		$ 1,316		$ 8,295
Weighted-average discount rate, operating lease (percent)	3.95%
Weighted-average remaining term, operating lease	13 years 5 months 26 days
Minimum
Finance Lease, Liability, Payment, Due [Abstract]
Lease renewal term				1 year
Maximum
Finance Lease, Liability, Payment, Due [Abstract]
Lease renewal term	5 years			5 years